Condensed Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets
Cash	$ 28,377	$ 208
Licensed content	480,000	0
Total Current Assets	508,377	208
Other Assets
Other Assets	10,000	0
Total assets	518,377	208
Current Liabilities
Accounts payable	1,661,392	710,769
Accrued expenses	372,460	690,247
Related party accounts payable	0	340,163
Accrued compensation	618,087	495,167
Accrued interest	2,810	0
Convertible promissory notes payable, net of discounts	150,261	0
Promissory notes payable	70,000	0
Derivative liability	532,600	0
Total current liabilities	3,407,610	2,236,346
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 200,000,000 shares authorized and none issued and outstanding at September 30, 2015 and December 31, 2014	0	0
Common stock, $0.001 par value, 2,000,000,000 shares authorized and 229,249,597 and 758,065,119 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	229,250	758,065
Additional paid in capital	101,267,847	22,923,087
Accumulated deficit	(104,386,330)	(25,917,290)
Total stockholders' equity (deficit)	(2,889,233)	(2,236,138)
Total liabilities and stockholders' equity (deficit)	$ 518,377	$ 208